SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ (19)	$ 2
Deferred tax benefit	(3)	(15)
Income tax benefit	$ (22)	$ (13)